Stockholders' Equity (Deficit) - Summary of Number of Shares of Common Stock Reserved (Detail)	Dec. 31, 2014	Dec. 31, 2013
Class Of Stock [Line Items]
Reserved shares of common stock	3,689,767	8,156,461
Common stock options [Member]
Class Of Stock [Line Items]
Reserved shares of common stock	3,561,104	1,201,770
Redeemable Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Reserved shares of common stock		6,954,691
Warrants to Purchase Common Stock [Member]
Class Of Stock [Line Items]
Reserved shares of common stock	128,663